Debt - Maturities (Details) $ in Millions	Sep. 01, 2016 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 423
2018	372
2019	315
2020	211
2021	73
2022 and thereafter	147
Capital Leases, Future Minimum Payments, Interest Included in Payments	(135)
Capital Lease Obligations	1,406
Loans Payable [Member]
Long-term Debt, by Maturity [Abstract]
2017	387
2018	545
2019	562
2020	696
2021	185
2022 and thereafter	6,663
Debt Instrument, Unamortized Discount	(534)
Notes Payable	$ 8,504